Other Expenses, By Nature - Summary of Other Miscellaneous Operating Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER EXPENSES, BY NATURE
Professional, outsourced and other services	$ (86,880,145)	$ (89,383,102)	$ (83,023,012)
Write-off of property, plant and equipment (1)			(52,799,997)
Repairs and maintenance	(61,737,907)	(50,960,014)	(50,001,947)
Insurance premiums	(29,665,139)	(22,189,722)	(24,551,805)
Environmental expenses	(10,165,552)	(4,385,912)	(10,091,657)
Administrative expenses	(11,392,046)	(9,205,282)	(9,895,827)
Taxes and charges	(5,881,450)	(5,450,817)	(6,773,397)
Leases and rental costs	(6,711,205)	(5,459,314)	(5,436,911)
Marketing, public relations and advertising	(2,775,046)	(3,018,208)	(2,991,329)
Travel expenses	(2,311,332)	(2,887,832)	(3,197,752)
Indemnities and fines	(725,335)	(113,298)	(354,539)
Other supplies and services	(18,955,033)	(19,490,364)	(19,916,674)
Total	$ (237,200,190)	$ (212,543,865)	$ (269,034,847)